Deferred Policy Acquisition Costs and Value of Business Acquired	12 Months Ended
Dec. 31, 2011
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Deferred Policy Acquisition Costs and Value of Business Acquired

6. Deferred Policy Acquisition Costs and Value of Business Acquired

Information regarding DAC and VOBA was as follows:

	DAC	VOBA	Total
	(In millions)
Balance at January 1, 2009	$13,638	$3,491	$17,129
Capitalizations	2,502	—	2,502

Subtotal	16,140	3,491	19,631

Amortization related to:
Net investment gains (losses)	568	87	655
Other expenses	(1,445)	(265)	(1,710)

Total amortization	(877)	(178)	(1,055)

Unrealized investment gains (losses)	(1,850)	(505)	(2,355)
Effect of foreign currency translation and other	138	56	194

Balance at December 31, 2009	13,551	2,864	16,415
Capitalizations	2,770	—	2,770
Acquisitions	—	9,210	9,210

Subtotal	16,321	12,074	28,395

Amortization related to:
Net investment gains (losses)	(92)	(16)	(108)
Other expenses	(1,875)	(494)	(2,369)

Total amortization	(1,967)	(510)	(2,477)

Unrealized investment gains (losses)	(1,043)	(125)	(1,168)
Effect of foreign currency translation and other	66	(351)	(285)

Balance at December 31, 2010	13,377	11,088	24,465
Capitalizations	5,558	—	5,558
Acquisitions	—	11	11

Subtotal	18,935	11,099	30,034

Amortization related to:
Net investment gains (losses)	(478)	(49)	(527)
Other expenses	(2,614)	(1,757)	(4,371)

Total amortization	(3,092)	(1,806)	(4,898)

Unrealized investment gains (losses)	(427)	(361)	(788)
Effect of foreign currency translation and other	(176)	447	271

Balance at December 31, 2011	$15,240	$9,379	$24,619

See Note 2 for a description of acquisitions and dispositions.

The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $1.3 billion in 2012, $1.1 billion in 2013, $917 million in 2014, $774 million in 2015 and $661 million in 2016.

Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

See Note 1 for information on the retrospective application of the adoption of new accounting guidance related to DAC. See also Note 22 for information on the continued realignment of certain products and businesses among the Company’s existing segments during the third quarter of 2012, which was retrospectively applied.

Information regarding DAC and VOBA by segment, as well as Corporate & Other, was as follows:

	DAC		VOBA		Total
	December 31,
	2011	2010	2011	2010	2011	2010
	(In millions)
Retail	$10,470	$10,477	$1,211	$1,927	$11,681	$12,404
Group, Voluntary & Worksite Benefits	377	387	—	—	377	387
Corporate Benefit Funding	86	61	3	1	89	62
Latin America	693	650	357	442	1,050	1,092
Asia	2,990	1,632	6,564	6,998	9,554	8,630
EMEA	623	168	1,243	1,719	1,866	1,887
Corporate & Other	1	2	1	1	2	3

Total	$15,240	$13,377	$9,379	$11,088	$24,619	$24,465